Business Combination	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combination
3. Business Combination

In July 2017, the Group acquired 51% equity interest of an entity that focused on cosmetics e-commerce industry to expand its brand partners. The details of consideration, fair value of assets acquired and liabilities assumed are as follows:

RMB
Consideration
Cash	17,850
Noncontrolling interests	17,150
Less: Fair value of current net assets acquired	10,126
Identified intangible assets	15,621
Deferred tax liabilities from intangible assets	(3,905)
Goodwill	13,158

The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total cash consideration over the fair value of the assets acquired was recorded as goodwill which is not amortized and not tax deductible. The acquisition was not material to the consolidated financial statements for the year ended December 31, 2017, as such proforma results of operations are not presented. Goodwill resulted from this acquisition was assigned to one single reporting unit.